Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING Separate Portfolios Trust
Prospectus Date	rr_ProspectusDate	Jul. 31, 2012
Supplement [Text Block]	ingspt2_SupplementTextBlock

ING SEPARATE PORTFOLIOS TRUST

ING Emerging Markets Corporate Debt Fund

ING Emerging Markets Hard Currency Debt Fund

ING Emerging Markets Local Currency Debt Fund

(each a "Fund" and collectively the "Funds")

Supplement dated October 5, 2012

to the Funds’ Class P Shares Prospectus ("Prospectus")

dated July 31, 2012

Effective immediately, the Funds’ Prospectus is hereby revised as follows:

1.                                      The information with respect to each Fund’s name, share class, and ticker symbol on the front cover of the Funds’ Prospectus is hereby deleted and replaced with the following:

•                  ING Emerging Markets Corporate Debt Fund

Class P*/IMCDX

•                  ING Emerging Markets Hard Currency Debt Fund

Class P*/IHCSX

•                  ING Emerging Markets Local Currency Debt Fund

Class P*/ILCDX

* Patent Pending

2.                                      The section entitled "Shareholder Fees" of the summary section of the Funds’ Prospectus is hereby deleted and replaced with the following:

Shareholder Fees

Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
P*	None	None

* Patent Pending

ING Emerging Markets Corporate Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingspt2_SupplementTextBlock

ING SEPARATE PORTFOLIOS TRUST

ING Emerging Markets Corporate Debt Fund

(each a "Fund" and collectively the "Funds")

Supplement dated October 5, 2012

to the Funds’ Class P Shares Prospectus ("Prospectus")

dated July 31, 2012

Effective immediately, the Funds’ Prospectus is hereby revised as follows:

1.                                      The information with respect to each Fund’s name, share class, and ticker symbol on the front cover of the Funds’ Prospectus is hereby deleted and replaced with the following:

•                  ING Emerging Markets Corporate Debt Fund

Class P*/IMCDX

* Patent Pending

2.                                      The section entitled "Shareholder Fees" of the summary section of the Funds’ Prospectus is hereby deleted and replaced with the following:

Shareholder Fees

Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
P*	None	None

* Patent Pending

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
ING Emerging Markets Corporate Debt Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
ING Emerging Markets Hard Currency Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingspt2_SupplementTextBlock

ING SEPARATE PORTFOLIOS TRUST

ING Emerging Markets Hard Currency Debt Fund

(each a "Fund" and collectively the "Funds")

Supplement dated October 5, 2012

to the Funds’ Class P Shares Prospectus ("Prospectus")

dated July 31, 2012

Effective immediately, the Funds’ Prospectus is hereby revised as follows:

1.                                      The information with respect to each Fund’s name, share class, and ticker symbol on the front cover of the Funds’ Prospectus is hereby deleted and replaced with the following:

•                  ING Emerging Markets Hard Currency Debt Fund

Class P*/IHCSX

* Patent Pending

2.                                      The section entitled "Shareholder Fees" of the summary section of the Funds’ Prospectus is hereby deleted and replaced with the following:

Shareholder Fees

Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
P*	None	None

* Patent Pending

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
ING Emerging Markets Hard Currency Debt Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
ING Emerging Markets Local Currency Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingspt2_SupplementTextBlock

ING SEPARATE PORTFOLIOS TRUST

ING Emerging Markets Local Currency Debt Fund

(each a "Fund" and collectively the "Funds")

Supplement dated October 5, 2012

to the Funds’ Class P Shares Prospectus ("Prospectus")

dated July 31, 2012

Effective immediately, the Funds’ Prospectus is hereby revised as follows:

1.                                      The information with respect to each Fund’s name, share class, and ticker symbol on the front cover of the Funds’ Prospectus is hereby deleted and replaced with the following:

•                   ING Emerging Markets Local Currency Debt Fund

Class P*/ILCDX

* Patent Pending

2.                                      The section entitled "Shareholder Fees" of the summary section of the Funds’ Prospectus is hereby deleted and replaced with the following:

Shareholder Fees

Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
P*	None	None

* Patent Pending

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
ING Emerging Markets Local Currency Debt Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none